UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

BrandywineGLOBAL —

FLEXIBLE BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income and capital appreciation. Prior to July 7, 2020, the Fund sought a high level of current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Flexible Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	BrandywineGLOBAL — Flexible Bond Fund

Performance review

For the six months ended June 30, 2021, Class IS shares of BrandywineGLOBAL — Flexible Bond Fund returned 1.68%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned -1.60% for the same period. The Lipper Multi-Sector Income Funds Category Averageii returned 1.64% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Flexible Bond Fund:
Class A	1.53%
Class I	1.67%
Class IS	1.68%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Lipper Multi-Sector Income Funds Category Average	1.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class A, Class I and Class IS shares were 2.20%, 2.58% and 2.61%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class I and Class IS shares would have been 2.09%, 2.46% and 2.49%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

This Fund is the successor to an unregistered private fund (the “Predecessor”). Immediately prior to the Fund commencing operations, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class I and Class IS shares were 1.98%, 1.70% and 1.67%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

BrandywineGLOBAL — Flexible Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class of shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. “High yield” or “junk” bonds are subject to greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed, or mortgage-related securities are subject to prepayment and extension risks.

International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Equity securities are subject to market and price fluctuations. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Leverage may increase volatility and possibility of loss. Active and frequent trading may increase a shareholder’s tax

IV	BrandywineGLOBAL — Flexible Bond Fund

liability and transaction costs, which could detract from Fund performance. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The manager’s investment style may become out of favor and/ or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 375 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Flexible Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.53%	$1,000.00	$1,015.30	0.95%	$4.75	Class A	5.00%	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1.67	1,000.00	1,016.70	0.68	3.40	Class I	5.00	1,000.00	1,021.42	0.68	3.41
Class IS	1.68	1,000.00	1,016.80	0.65	3.25	Class IS	5.00	1,000.00	1,021.57	0.65	3.26

2	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 63.2%
Communication Services — 8.8%
Diversified Telecommunication Services — 1.6%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	$1,081,774	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	460,000	522,054
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	375,000	378,354
Total Diversified Telecommunication Services				1,982,182
Interactive Media & Services — 0.5%
Weibo Corp., Senior Notes	3.375%	7/8/30	520,000	543,816
Media — 2.7%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,270,000	1,266,419	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	286,064
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	425,000	440,300	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	650,000	718,845	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	650,880	(a)
Total Media				3,362,508
Wireless Telecommunication Services — 4.0%
Kenbourne Invest SA, Senior Notes	6.875%	11/26/24	510,000	542,064	(b)
Kenbourne Invest SA, Senior Notes	4.700%	1/22/28	210,000	211,791	(a)
NBN Co. Ltd., Senior Notes	2.625%	5/5/31	775,000	794,864	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	675,000	725,962	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	800,000	828,640
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	170,000	190,613
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	730,000	740,220
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	295,000	300,162	(a)(c)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	600,000	624,643	(a)
Total Wireless Telecommunication Services				4,958,959
Total Communication Services				10,847,465
Consumer Discretionary — 8.2%
Automobiles — 3.3%
Ford Motor Co., Senior Notes	8.500%	4/21/23	225,000	251,370
Ford Motor Co., Senior Notes	4.750%	1/15/43	60,000	63,825
General Motors Co., Senior Notes	6.800%	10/1/27	45,000	56,716
General Motors Co., Senior Notes	6.250%	10/2/43	245,000	338,742

See Notes to Financial Statements.

4	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	2.700%	8/20/27	790,000	$821,833
General Motors Financial Co. Inc., Senior Notes (0.804% to 3/8/23 then SOFR + 0.760%)	0.804%	3/8/24	815,000	821,099	(d)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,070,000	1,177,120	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	474,613	(a)
Total Automobiles				4,005,318
Hotels, Restaurants & Leisure — 2.9%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,210,000	1,395,783
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	110,000	114,675	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	520,000	558,441	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	1,180,000	1,234,457	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	275,000	284,668	(a)
Total Hotels, Restaurants & Leisure				3,588,024
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	615,000	672,442
Expedia Group Inc., Senior Notes	6.250%	5/1/25	500,000	582,021	(a)
Total Internet & Direct Marketing Retail				1,254,463
Leisure Products — 0.1%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	175,000	178,624	(a)
Specialty Retail — 0.9%
AutoNation Inc., Senior Notes	4.750%	6/1/30	470,000	556,490
Gap Inc., Senior Secured Notes	8.625%	5/15/25	470,000	516,204	(a)
Total Specialty Retail				1,072,694
Total Consumer Discretionary				10,099,123
Consumer Staples — 1.5%
Beverages — 0.9%
Keurig Dr Pepper Inc., Senior Notes	0.750%	3/15/24	1,165,000	1,166,397
Food Products — 0.6%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	380,000	398,935	(a)
Smithfield Foods Inc., Senior Notes	3.000%	10/15/30	275,000	277,606	(a)
Total Food Products				676,541
Total Consumer Staples				1,842,938

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 8.4%
Oil, Gas & Consumable Fuels — 8.4%
Antero Resources Corp., Senior Notes	5.000%	3/1/25	1,125,000	$1,152,810
Antero Resources Corp., Senior Notes	8.375%	7/15/26	300,000	341,625	(a)
Apache Corp., Senior Notes	4.875%	11/15/27	1,180,000	1,279,586
CNX Resources Corp., Senior Notes	6.000%	1/15/29	670,000	725,352	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	230,000	235,465	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	675,000	692,987	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	650,000	657,319	(a)
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	625,000	640,375
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	615,000	630,563
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	685,000	680,832
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	505,000	606,631
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	1,375,000	1,353,963
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,225,000	1,085,595
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	285,000	288,833	(a)
Total Energy				10,371,936
Financials — 12.2%
Banks — 0.3%
Natwest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	340,000	342,448	(d)(e)
Capital Markets — 9.5%
Ares Capital Corp., Senior Notes	4.200%	6/10/24	40,000	43,004
Ares Capital Corp., Senior Notes	4.250%	3/1/25	355,000	383,180
Ares Capital Corp., Senior Notes	3.250%	7/15/25	745,000	784,015
Ares Capital Corp., Senior Notes	3.875%	1/15/26	540,000	578,922
Ares Capital Corp., Senior Notes	2.150%	7/15/26	79,000	78,635
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	304,974
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	1,132,347
FS KKR Capital Corp., Senior Notes	4.625%	7/15/24	544,000	587,128
FS KKR Capital Corp., Senior Notes	4.125%	2/1/25	155,000	164,788
FS KKR Capital Corp., Senior Notes	3.400%	1/15/26	170,000	175,875
Goldman Sachs Group Inc., Senior Notes (0.673% to 3/8/23 then SOFR + 0.572%)	0.673%	3/8/24	1,165,000	1,167,298	(d)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	1,086,799
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	270,000	293,992
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	680,000	699,374

See Notes to Financial Statements.

6	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	560,000	$597,446
Owl Rock Capital Corp., Senior Notes	2.625%	1/15/27	365,000	366,256
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	285,000	313,676	(a)
Owl Rock Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	878,843	(a)
Sixth Street Specialty Lending Inc., Senior Notes	2.500%	8/1/26	865,000	877,641
XP Inc., Senior Notes	3.250%	7/1/26	1,120,000	1,108,800	(a)(c)
Total Capital Markets				11,622,993
Consumer Finance — 0.9%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	980,000	1,039,910	(a)
Blackstone/GSO Secured Lending Fund, Senior Notes	3.650%	7/14/23	90,000	93,863	(a)
Total Consumer Finance				1,133,773
Diversified Financial Services — 0.8%
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	1,029,371	(a)
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	850,000	857,437	(a)(c)
Total Financials				14,986,022
Health Care — 5.4%
Health Care Equipment & Supplies — 0.5%
STERIS Irish FinCo UnLtd Co., Senior Notes	2.700%	3/15/31	625,000	637,227
Health Care Providers & Services — 1.2%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	410,000	442,294	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	615,000	623,456	(a)
Universal Health Services Inc., Senior Secured Notes	2.650%	10/15/30	350,000	352,373	(a)
Total Health Care Providers & Services				1,418,123
Pharmaceuticals — 3.7%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	81,000	83,126	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	770,000	731,623	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	480,000	491,880	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,040,000	1,025,908	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	125,000	126,006
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	220,765

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,015,000		$966,788
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	0.500%	7/28/22	910,000	CHF	970,033	(b)
Total Pharmaceuticals					4,616,129
Total Health Care					6,671,479
Industrials — 6.3%
Aerospace & Defense — 0.5%
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	535,000		613,244	(a)
Air Freight & Logistics — 0.4%
FedEx Corp., Senior Notes	0.450%	5/4/29	370,000	EUR	437,358
Airlines — 1.3%
Air Canada Pass-Through Trust	5.250%	4/1/29	660,690		718,150	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	270,000		290,275	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	265,000		294,830	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	265,000		292,096	(a)
Total Airlines					1,595,351
Building Products — 0.3%
Owens Corning, Senior Notes	3.875%	6/1/30	390,000		435,780
Commercial Services & Supplies — 1.2%
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	1,000,000		1,039,550	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	395,000		414,931	(a)
Total Commercial Services & Supplies					1,454,481
Industrial Conglomerates — 1.5%
General Electric Co., Senior Notes	3.625%	5/1/30	515,000		574,792
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	576,000		612,115
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	5.250%	5/15/27	15,000		15,509
Siemens Financieringsmaatschappij NV, Senior Notes	0.650%	3/11/24	600,000		600,857	(a)
Total Industrial Conglomerates					1,803,273
Machinery — 0.3%
Navistar International Corp., Senior Secured Notes	9.500%	5/1/25	360,000		386,370	(a)

See Notes to Financial Statements.

8	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Professional Services — 0.8%
Block Financial LLC, Senior Notes	3.875%	8/15/30	945,000	$1,022,530
Total Industrials				7,748,387
Information Technology — 3.8%
Communications Equipment — 1.2%
CommScope Inc., Senior Notes	7.125%	7/1/28	830,000	900,641	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	600,000	634,170	(a)
Total Communications Equipment				1,534,811
Electronic Equipment, Instruments & Components — 1.9%
Flex Ltd., Senior Notes	4.875%	5/12/30	390,000	453,174
Jabil Inc., Senior Notes	3.600%	1/15/30	785,000	850,852
Vontier Corp., Senior Notes	1.800%	4/1/26	1,010,000	1,005,662	(a)
Total Electronic Equipment, Instruments & Components				2,309,688
IT Services — 0.3%
Global Payments Inc., Senior Notes	1.200%	3/1/26	360,000	356,851
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Inc., Senior Notes	1.950%	2/15/28	95,000	95,067	(a)
Software — 0.3%
Citrix Systems Inc., Senior Notes	1.250%	3/1/26	360,000	355,761
Total Information Technology				4,652,178
Materials — 3.8%
Chemicals — 0.2%
Methanex Corp., Senior Notes	5.125%	10/15/27	275,000	297,382
Containers & Packaging — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	520,000	537,594	(a)
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	1,165,000	1,160,278	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes	4.000%	10/15/27	630,000	626,423	(a)
Total Containers & Packaging				2,324,295
Metals & Mining — 1.7%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	715,000	780,029	(a)
Glencore Funding LLC, Senior Notes	2.850%	4/27/31	295,000	300,311	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	880,000	918,500	(a)
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	80,000	86,317
Total Metals & Mining				2,085,157
Total Materials				4,706,834

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 2.4%
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., Senior Notes	1.600%	4/15/26	405,000	$409,553
Crown Castle International Corp., Senior Notes	1.050%	7/15/26	705,000	689,205
CyrusOne LP/CyrusOne Finance Corp., Senior Notes	2.900%	11/15/24	505,000	533,926
Equinix Inc., Senior Notes	2.500%	5/15/31	480,000	488,598
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	765,000	802,141	(a)
Total Real Estate				2,923,423
Utilities — 2.4%
Electric Utilities — 1.2%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	855,000	895,784	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	155,000	166,431
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	370,000	345,719	(a)
Total Electric Utilities				1,407,934
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	71,195
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., Senior Notes	2.450%	1/15/31	360,000	356,776	(a)
Clearway Energy Operating LLC, Senior Notes	3.750%	2/15/31	640,000	637,661	(a)
Total Independent Power and Renewable Electricity Producers				994,437
Multi-Utilities — 0.3%
Dominion Energy Inc., Senior Notes	1.450%	4/15/26	405,000	408,272
Total Utilities				2,881,838
Total Corporate Bonds & Notes (Cost — $76,218,134)				77,731,623
Collateralized Mortgage Obligations (f) —10.7%
Chase Home Lending Mortgage Trust, 2019-ATR2 A11 (1 mo. USD LIBOR + 0.900%)	0.992%	7/25/49	23,603	23,766	(a)(d)
Eagle RE Ltd., 2019-1 M2 (1 mo. USD LIBOR + 3.300%)	3.392%	4/25/29	1,609,196	1,632,998	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K076 A2	3.900%	4/25/28	220,000	255,170
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K078 A2	3.854%	6/25/28	140,000	162,323
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K082 A2	3.920%	9/25/28	135,000	157,668	(d)

See Notes to Financial Statements.

10	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.542%	3/25/49	167,207	$169,981	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.192%	6/25/50	535,000	561,651	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA4 B1 (1 mo. USD LIBOR + 5.250%)	5.342%	9/25/50	685,000	725,641	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (SOFR + 4.000%)	4.018%	11/25/50	1,500,000	1,574,158	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 2M2 (1 mo. USD LIBOR + 2.800%)	2.892%	2/25/30	906,806	928,159	(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.092%	3/25/31	540,909	545,594	(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R01 2B1 (1 mo. USD LIBOR + 4.350%)	4.442%	7/25/31	60,000	62,001	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.192%	7/25/39	820,000	836,562	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.492%	10/25/39	115,000	116,279	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.342%	1/25/40	1,450,000	1,454,795	(a)(d)
FREMF Mortgage Trust, 2018-K74 B	4.227%	2/25/51	2,090,000	2,339,974	(a)(d)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	1.073%	10/15/36	160,000	160,186	(a)(d)
Traingle Re Ltd., 2021-1 M1B (1 mo. USD LIBOR + 3.000%)	3.092%	8/25/33	1,500,000	1,511,985	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $12,993,040)				13,218,891
Asset-Backed Securities — 6.4%
American Credit Acceptance Receivables Trust, 2021-1 E	2.290%	3/15/27	1,180,000	1,178,972	(a)
Atrium XIV LLC, 14A E (3 mo. USD LIBOR + 5.650%)	5.834%	8/23/30	2,150,000	2,120,390	(a)(d)

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Asset-Backed Securities — continued
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	0.363%	2/15/34	29,757		$29,629	(d)
DT Auto Owner Trust, 2019-2A E	4.460%	5/15/26	805,000		839,898	(a)
DT Auto Owner Trust, 2019-3A E	3.850%	8/17/26	605,000		629,042	(a)
DT Auto Owner Trust, 2021-1A E	2.380%	1/18/28	1,800,000		1,793,505	(a)
Jamestown CLO IX Ltd., 2016-9A DR (3 mo. USD LIBOR + 6.940%)	7.128%	10/20/28	270,000		269,759	(a)(d)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	0.412%	3/25/37	162,747		161,618	(d)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.585%)	0.677%	12/25/36	21,035		21,007	(d)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	94,700		97,561	(a)(d)
Tryon Park CLO Ltd., 2013-1A DR (3 mo. USD LIBOR + 5.950%)	6.134%	4/15/29	775,000		765,344	(a)(d)
Total Asset-Backed Securities (Cost — $7,899,915)					7,906,725
Sovereign Bonds — 5.0%
Mexico — 4.8%
Mexican Bonos, Bonds	8.000%	11/7/47	110,200,000	MXN	5,836,439
United Kingdom — 0.2%
Bank of England Euro Note, Senior Notes	0.250%	3/8/24	300,000		298,356	(a)
Total Sovereign Bonds (Cost — $6,358,657)					6,134,795
Convertible Bonds & Notes — 3.0%
Communication Services — 1.6%
Media — 1.6%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,854,000		1,896,642
Health Care — 0.2%
Health Care Equipment & Supplies — 0.2%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	351,000		296,156	(a)
Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.5%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	545,000		574,303
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp., Senior Notes	1.500%	2/1/24	840,000		901,425
Total Information Technology					1,475,728
Total Convertible Bonds & Notes (Cost — $3,472,267)					3,668,526
Total Investments before Short-Term Investments (Cost — $106,942,013)					108,660,560

See Notes to Financial Statements.

12	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Flexible Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Short-Term Investments — 12.1%
Sovereign Bonds — 2.6%
Egypt Treasury Bills	9.483%	8/24/21	36,850,000	EGP	$2,316,047	(g)
Egypt Treasury Bills	11.249%	9/14/21	14,400,000	EGP	897,349	(g)
Total Sovereign Bonds (Cost — $3,200,402)					3,213,396

			Shares
Money Market Funds — 9.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $11,678,565)	0.010%		11,678,565		11,678,565	(h)
Total Short-Term Investments (Cost — $14,878,967)					14,891,961
Total Investments — 100.4% (Cost — $121,820,980)					123,552,521
Liabilities in Excess of Other Assets — (0.4)%					(522,951)
Total Net Assets — 100.0%					$123,029,570

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Rate shown represents yield-to-maturity.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $11,678,565 and the cost was $11,678,565 (Note 8).

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Flexible Bond Fund

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities

CHF	— Swiss Franc

CLO	— Collateralized Loan Obligation

EGP	— Egyptian Pound

EUR	— Euro

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	445,378	EUR	370,000	UBS Securities LLC	7/26/21	$6,414
USD	1,874,858	MXN	37,200,000	Citibank N.A.	8/13/21	18,738
USD	2,232,970	MXN	45,200,000	Citibank N.A.	8/13/21	(22,315)
USD	546,383	MXN	10,900,000	JPMorgan Chase & Co.	8/13/21	2,519
USD	1,055,327	MXN	21,000,000	JPMorgan Chase & Co.	8/13/21	7,518
Total						$12,874

Abbreviation(s) used in this table:

EUR	— Euro

MXN	— Mexican Peso

USD	— United States Dollar

At June 30, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$105,000	6/20/22	0.508%	5.000% quarterly	$4,632	$3,891	$741

See Notes to Financial Statements.

14	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Flexible Bond Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc. (Petroleos Mexicanos, 6.625%, due 6/15/35)	$1,165,000	6/20/22	1.810%	1.000% quarterly	(9,200)	$(6,811)	$(2,389)
JPMorgan Chase & Co. (Liberty Interactive LLC, 8.500%, due 7/15/29)	100,000	6/20/22	0.675%	5.000% quarterly	4,245	2,174	2,071
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	0.236%	1.000% quarterly	301	(605)	906
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	0.236%	1.000% quarterly	488	(984)	1,472
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	0.340%	1.000% quarterly	393	(507)	900
Total	$1,515,000				$859	$(2,842)	$3,701

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount2*		Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	$14,685,000		6/20/25	1.000% quarterly	$301,072	$124,610	$176,462
Markit iTraxx Crossover Index	6,176,492	EUR	12/20/25	5.000% quarterly	934,038	757,453	176,585
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	8,001	53	7,948
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	150,363	105,190	45,173
Total					$1,393,474	$987,306	$406,168

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

BrandywineGLOBAL — Flexible Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

See Notes to Financial Statements.

16	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Flexible Bond Fund

Summary of Investments by Country*
United States	60.6%
Mexico	6.7
Israel	2.6
Cayman Islands	2.6
Bermuda	2.6
Canada	2.5
Brazil	1.7
China	1.5
Japan	1.3
Luxembourg	1.0
Australia	0.9
Colombia	0.8
United Kingdom	0.8
Panama	0.7
Zambia	0.6
Chile	0.6
Germany	0.5
Short-Term Investments	12.0
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2021 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $110,142,415)	$111,873,956
Investments in affiliated securities, at value (Cost — $11,678,565)	11,678,565
Foreign currency, at value (Cost — $3)	3
Cash	189,669
Receivable from broker — net variation margin on centrally cleared swap contracts	1,105,453
Interest receivable	1,024,190
Receivable for Fund shares sold	941,874
Deposits with brokers for centrally cleared swap contracts	65,345
Unrealized appreciation on forward foreign currency contracts	35,189
OTC swaps, at value (net premiums paid — $3,969)	10,059
Receivable for securities sold	6,591
Receivable for open OTC swap contracts	649
Prepaid expenses	40,031
Total Assets	126,971,574

Liabilities:
Payable for securities purchased	3,311,277
Distributions payable	283,595
Payable for Fund shares repurchased	240,162
Investment management fee payable	39,318
Unrealized depreciation on forward foreign currency contracts	22,315
OTC swaps, at value (premiums received — $6,811)	9,200
Service and/or distribution fees payable	4,090
Trustees’ fees payable	8
Accrued expenses	32,039
Total Liabilities	3,942,004
Total Net Assets	$123,029,570

Net Assets:
Par value (Note 7)	$111
Paid-in capital in excess of par value	120,613,697
Total distributable earnings (loss)	2,415,762
Total Net Assets	$123,029,570

Net Assets:
Class A	$20,210,614
Class I	$56,565,357
Class IS	$46,253,599

Shares Outstanding:
Class A	1,817,786
Class I	5,082,511
Class IS	4,152,411

Net Asset Value:
Class A (and redemption price)	$11.12
Class I (and redemption price)	$11.13
Class IS (and redemption price)	$11.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.61

See Notes to Financial Statements.

18	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Interest from unaffiliated investments	$1,584,711
Interest from affiliated investments	70
Less: Foreign taxes withheld	(22,500)
Total Investment Income	1,562,281

Expenses:
Investment management fee (Note 2)	234,158
Fund accounting fees	35,299
Registration fees	31,234
Audit and tax fees	25,315
Service and/or distribution fees (Notes 2 and 5)	23,381
Transfer agent fees (Note 5)	9,842
Legal fees	9,553
Shareholder reports	3,436
Trustees’ fees	3,272
Custody fees	1,502
Commitment fees (Note 9)	714
Insurance	281
Excise tax (Note 1)	114
Miscellaneous expenses	4,232
Total Expenses	382,333
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(73,023)
Net Expenses	309,310
Net Investment Income	1,252,971

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	150,203
Futures contracts	217,703
Swap contracts	268,058
Forward foreign currency contracts	(356,614)
Foreign currency transactions	3,179
Net Realized Gain	282,529
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(391,182)
Futures contracts	15,683
Swap contracts	222,128
Forward foreign currency contracts	142,538
Foreign currencies	(297)
Change in Net Unrealized Appreciation (Depreciation)	(11,130)
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	271,399
Increase in Net Assets From Operations	$1,524,370

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$1,252,971	$591,164
Net realized gain	282,529	832,762
Change in net unrealized appreciation (depreciation)	(11,130)	2,106,684
Increase in Net Assets From Operations	1,524,370	3,530,610

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,375,007)	(1,298,462)
Decrease in Net Assets From Distributions to Shareholders	(1,375,007)	(1,298,462)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	58,110,034	61,335,668
Reinvestment of distributions	786,212	952,705
Cost of shares repurchased	(4,090,300)	(2,877,476)
Increase in Net Assets From Fund Share Transactions	54,805,946	59,410,897
Increase in Net Assets	54,955,309	61,643,045

Net Assets:
Beginning of period	68,074,261	6,431,216
End of period	$123,029,570	$68,074,261

See Notes to Financial Statements.

20	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016[3]

Net asset value, beginning of period	$11.09	$10.01	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.15	0.29	0.25	0.28	0.39	0.22
Net realized and unrealized gain (loss)	0.02	1.18	0.75	(0.52)	0.32	0.31
Total income (loss) from operations	0.17	1.47	1.00	(0.24)	0.71	0.53

Less distributions from:
Net investment income	(0.14)	(0.30)	(0.46)	(0.30)	(0.44)	(0.18)
Net realized gains	—	(0.09)	(0.12)	(0.02)	(0.13)	(0.34)
Total distributions	(0.14)	(0.39)	(0.58)	(0.32)	(0.57)	(0.52)

Net asset value, end of period	$11.12	$11.09	$10.01	$9.59	$10.15	$10.01
Total return[4]	1.53%	14.84%	10.41%	(2.34)%	7.22%	5.26%

Net assets, end of period (000s)	$20,211	$18,028	$165	$150	$162	$105

Ratios to average net assets:
Gross expenses	1.12%[5]	1.97%	4.05%	4.60%	4.58%	6.38%[5]
Net expenses[6,7]	0.95 [5]	0.96	0.98	0.95	0.90	0.93 [5]
Net investment income	2.74 [5]	2.73	2.45	2.87	3.78	3.66 [5]

Portfolio turnover rate	24%	104%	356%	192%	111%	94%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016[3]

Net asset value, beginning of period	$11.10	$10.01	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.16	0.36	0.28	0.31	0.42	0.24
Net realized and unrealized gain (loss)	0.02	1.13	0.75	(0.52)	0.32	0.30
Total income (loss) from operations	0.18	1.49	1.03	(0.21)	0.74	0.54

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.49)	(0.33)	(0.47)	(0.19)
Net realized gains	—	(0.09)	(0.12)	(0.02)	(0.13)	(0.34)
Total distributions	(0.15)	(0.40)	(0.61)	(0.35)	(0.60)	(0.53)

Net asset value, end of period	$11.13	$11.10	$10.01	$9.59	$10.15	$10.01
Total return[4]	1.67%	15.00%	10.84%	(2.07)%	7.49%	5.40%

Net assets, end of period (000s)	$56,565	$22,371	$126	$111	$113	$105

Ratios to average net assets:
Gross expenses	0.85%[5]	1.69%	3.75%	4.34%	4.34%	6.15%[5]
Net expenses[6,7]	0.68 [5]	0.68	0.68	0.69	0.66	0.69 [5]
Net investment income	2.98 [5]	3.30	2.75	3.12	4.08	3.91 [5]

Portfolio turnover rate	24%	104%	356%	192%	111%	94%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016[3]

Net asset value, beginning of period	$11.11	$10.02	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.17	0.32	0.28	0.32	0.42	0.24
Net realized and unrealized gain (loss)	0.01	1.18	0.76	(0.52)	0.32	0.30
Total income (loss) from operations	0.18	1.50	1.04	(0.20)	0.74	0.54

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.49)	(0.34)	(0.47)	(0.19)
Net realized gains	—	(0.09)	(0.12)	(0.02)	(0.13)	(0.34)
Total distributions	(0.15)	(0.41)	(0.61)	(0.36)	(0.60)	(0.53)

Net asset value, end of period	$11.14	$11.11	$10.02	$9.59	$10.15	$10.01
Total return[4]	1.68%	15.12%	10.87%	(2.03)%	7.52%	5.42%

Net assets, end of period (000s)	$46,254	$27,676	$6,140	$5,540	$5,654	$6,947

Ratios to average net assets:
Gross expenses	0.82%[5]	1.66%	3.73%[6]	4.33%[6]	4.28%	6.11%[5]
Net expenses[7,8]	0.65 [5]	0.65	0.65 [6]	0.65 [6]	0.59	0.65 [5]
Net investment income	3.03 [5]	2.99	2.78	3.18	4.07	3.95 [5]

Portfolio turnover rate	24%	104%	356%	192%	111%	94%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

24	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$77,731,623	—	$77,731,623
Collateralized Mortgage Obligations	—	13,218,891	—	13,218,891
Asset-Backed Securities	—	7,906,725	—	7,906,725
Sovereign Bonds	—	6,134,795	—	6,134,795
Convertible Bonds & Notes	—	3,668,526	—	3,668,526
Total Long-Term Investments	—	108,660,560	—	108,660,560
Short-Term Investments†:
Sovereign Bonds	—	3,213,396	—	3,213,396
Money Market Funds	$11,678,565	—	—	11,678,565
Total Short-Term Investments	11,678,565	3,213,396	—	14,891,961
Total Investments	$11,678,565	$111,873,956	—	$123,552,521

26	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$35,189	—	$35,189
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	10,059	—	10,059
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	406,168	—	406,168
Total Other Financial Instruments	—	$451,416	—	$451,416
Total	$11,678,565	$112,325,372	—	$124,003,937

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,315	—	$22,315
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	9,200	—	9,200
Total	—	$31,515	—	$31,515

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the

28	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2021, the total notional value of all credit default swaps to sell protection was EUR 11,621,492 and $16,200,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

30	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

32	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $31,515. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the period, the Fund paid $114 of federal excise taxes attributable to calendar year 2020.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

34	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. LMPFA has delegated to Brandywine Global the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.10%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $73,023.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires December 31, 2021	$5,728	$4,082	$205,331
Expires December 31, 2022	4,884	3,701	182,216
Expires December 31, 2023	72,723	39,508	89,643
Expires December 31, 2024	15,961	29,568	27,494
Total fee waivers/expense reimbursements subject to recapture	$99,296	$76,859	$504,684

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 4.25% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$1,975
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of June 30, 2021, Franklin Resources and its affiliates owned 35% of the Fund.

36	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$65,427,107	$2,690,681
Sales	18,633,485	41,392

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$121,820,980	$2,162,689	$(431,148)	$1,731,541
Forward foreign currency contracts	—	35,189	(22,315)	12,874
Swap contracts	984,464	412,258	(2,389)	409,869

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$35,189	—	$35,189
OTC swap contracts[2]	—	$10,059	10,059
Centrally cleared swap contracts[3]	—	406,168	406,168
Total	$35,189	$416,227	$451,416

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$22,315	—	$22,315
OTC swap contracts[2]	—	$9,200	9,200
Total	$22,315	$9,200	$31,515

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$217,703	—	—	$217,703
Swap contracts	(2,235)	—	$270,293	268,058
Forward foreign currency contracts	—	$(356,614)	—	(356,614)
Total	$215,468	$(356,614)	$270,293	$129,147

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$15,683	—	—	$15,683
Swap contracts	—	—	$222,128	222,128
Forward foreign currency contracts	—	$142,538	—	142,538
Total	$15,683	$142,538	$222,128	$380,349

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$7,284,014
Forward foreign currency contracts (to buy)	6,600,216
Forward foreign currency contracts (to sell)	5,724,417

Average Notional Balance
Credit default swap contracts (sell protection)	$30,297,377

†	At June 30, 2021, there were no open positions held in this derivative.

38	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$4,632	—	$4,632	—	$4,632
Citibank N.A.	18,738	$(22,315)	(3,577)	—	(3,577)
Goldman Sachs Group Inc.	—	(9,200)	(9,200)	—	(9,200)
JPMorgan Chase & Co.	14,282	—	14,282	—	14,282
Morgan Stanley & Co. Inc.	1,182	—	1,182	—	1,182
UBS Securities LLC	6,414	—	6,414	—	6,414
Total	$45,248	$(31,515)	$13,733	—	$13,733

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$23,381	$4,356
Class I	—	5,124
Class IS	—	362
Total	$23,381	$9,842

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$15,961
Class I	29,568
Class IS	27,494
Total	$73,023

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$243,873	$271,400
Class I	611,385	216,254
Class IS	519,749	342,351
Total	$1,375,007	$830,005

Net Realized Gains:
Class A	—	$122,326
Class I	—	163,937
Class IS	—	182,194
Total	—	$468,457

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	391,705	$4,348,991	1,832,751	$19,292,458
Shares issued on reinvestment	16,140	178,258	32,688	353,442
Shares repurchased	(216,195)	(2,399,972)	(255,785)	(2,742,731)
Net increase	191,650	$2,127,277	1,609,654	$16,903,169

Class I
Shares sold	3,105,155	$34,583,257	1,990,045	$21,728,784
Shares issued on reinvestment	35,919	398,116	23,251	254,921
Shares repurchased	(74,777)	(828,724)	(9,678)	(103,887)
Net increase	3,066,297	$34,152,649	2,003,618	$21,879,818

Class IS
Shares sold	1,718,424	$19,177,786	1,850,402	$20,314,426
Shares issued on reinvestment	18,898	209,838	31,970	344,342
Shares repurchased	(77,118)	(861,604)	(2,837)	(30,858)
Net increase	1,660,204	$18,526,020	1,879,535	$20,627,910

40	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$23,479,917	23,479,917	$11,801,352	11,801,352

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$70	—	$11,678,565

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $190 million, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

42	BrandywineGLOBAL — Flexible Bond Fund 2021 Semi-Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	11,915,712,078	203,516,727
Andrew L. Breech	11,923,087,811	196,140,993
Althea L. Duersten	11,972,830,693	146,398,111
Stephen R. Gross	11,919,258,594	199,970,210
Susan M. Heilbron	11,970,320,096	148,908,708
Howard J. Johnson	11,919,503,553	199,725,251
Arnold L. Lehman	11,920,774,188	198,454,617
Robin J.W. Masters	11,971,843,764	147,385,040
Jerome H. Miller	11,919,153,082	200,075,722
Ken Miller	11,922,645,083	196,583,722
G. Peter O’Brien	11,919,113,936	200,114,868
Thomas F. Schlafly	11,917,628,123	201,600,682
Jane E. Trust	11,985,902,999	133,325,805

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

BrandywineGLOBAL — Flexible Bond Fund	43

BrandywineGLOBAL —

Flexible Bond Fund

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J.W.Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective July 1, 2021, Ms. Duersten became Chair.
†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Flexible Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Flexible Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Flexible Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWXX292184 8/21 SR21-4215

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2021